Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Merano Polysilicon Plant [Member] EUR (€)
Entity Information [Line Items]
Unrecorded Unconditional Purchase Obligation				€ 26.0
Operating Leases, Rent Expense, Net	9.0	7.2	4.6
Operating Leases, Future Minimum Payments Due	19.3
Operating Leases, Future Minimum Payments Due, Noncancellable	17.0
Operating Leases, Future Minimum Payments Due, Next Twelve Months	8.5
Operating Leases, Future Minimum Payments, Due in Two Years	5.9
Operating Leases, Future Minimum Payments, Due in Three Years	1.8
Operating Leases, Future Minimum Payments, Due in Four Years	1.4
Operating Leases, Future Minimum Payments, Due in Five Years	1.4
Operating Leases, Future Minimum Payments, Due Thereafter	0.3
Purchase Obligation	52.2
Purchase Obligation, Due in Next Twelve Months	12.5
Purchase Obligation, Due in Second Year	10.0
Purchase Obligation, Due in Third Year	8.9
Purchase Obligation, Due in Fourth Year	4.7
Purchase Obligation, Due in Fifth Year	4.4
Purchase Obligation, Due after Fifth Year	11.7
Restructuring Reserve		10.5
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 0.4